Intangible Assets, Net and Goodwill	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net and Goodwill
Intangible Assets, Net and Goodwill
13.	Intangible Assets, Net and Goodwill

As of December 31, 2024 and 2023, intangible assets and goodwill are summarized as follows:

	2024						2023
			Accumulated						Accumulated
	Cost		Amortization		Carrying Amount		Cost		Amortization		Carrying Amount
Intangible assets with indefinite useful lives and goodwill:
Trademarks	Ps.	32,828	Ps.	—	Ps.	32,828	Ps.	32,828	Ps.	—	Ps.	32,828
Concessions		15,070,025		—		15,070,025		15,166,067		—		15,166,067
Goodwill		13,454,998		—		13,454,998		13,904,998		—		13,904,998
		28,557,851		—		28,557,851		29,103,893		—		29,103,893
Intangible assets with finite useful lives:
Trademarks		2,245,835		(2,245,835)		—		2,236,012		(2,187,698)		48,314
Licenses and software		21,320,603		(16,716,480)		4,604,123		16,990,167		(12,594,645)		4,395,522
Subscriber lists		8,663,463		(8,468,156)		195,307		8,779,649		(8,177,490)		602,159
Payments for concessions		5,824,365		(863,002)		4,961,363		5,824,365		(575,335)		5,249,030
Other intangible assets		2,306,185		(1,697,740)		608,445		3,680,220		(2,689,296)		990,924
		40,360,451		(29,991,213)		10,369,238		37,510,413		(26,224,464)		11,285,949
	Ps.	68,918,302	Ps.	(29,991,213)	Ps.	38,927,089	Ps.	66,614,306	Ps.	(26,224,464)	Ps.	40,389,842

Changes in intangible assets with indefinite useful lives and goodwill for the years ended December 31, 2024 and 2023, were as follows:

	2024
	Trademarks		Concessions		Goodwill		Total
Cost:
Balance at January 1, 2024	Ps.	32,828	Ps.	15,166,067	Ps.	13,904,998	Ps.	29,103,893
Acquisitions		—		21,564		—		21,564
Retirements and impairment adjustments		—		(117,606)		(450,000)		(567,606)
Effect of translation		—		—		—		—
Balance at December 31, 2024	Ps.	32,828	Ps.	15,070,025	Ps.	13,454,998	Ps.	28,557,851

	2023
	Trademarks		Concessions		Goodwill		Total
Cost:
Balance at January 1, 2023	Ps.	32,828	Ps.	15,166,067	Ps.	13,904,998	Ps.	29,103,893
Retirements		—		—		—		—
Effect of translation		—		—		—		—
Balance at December 31, 2023	Ps.	32,828	Ps.	15,166,067	Ps.	13,904,998	Ps.	29,103,893

Changes in intangible assets with finite useful lives for the years ended December 31, 2024 and 2023, were as follows:

	2024
			Licenses						Other
			and		Subscriber		Payments for		Intangible
	Trademarks		Software		Lists		Concessions		Assets		Total
Cost:
Balance at January 1, 2024	Ps.	2,236,012	Ps.	16,990,167	Ps.	8,779,649	Ps.	5,824,365	Ps.	3,680,220	Ps.	37,510,413
Additions		9,823		1,266,988		—		—		80,479		1,357,290
Transfers from property, plant and equipment		—		770,090		—		—		—		770,090
Reclassifications from other accounts		—		2,435,700		—		—		356,674		2,792,374
Retirements and impairment adjustments		—		(204,742)		(134,846)		—		(1,814,206)		(2,153,794)
Effect of translation		—		62,400		18,660		—		3,018		84,078
Balance at December 31, 2024		2,245,835		21,320,603		8,663,463		5,824,365		2,306,185		40,360,451
Accumulated amortization:
Balance at January 1, 2024		(2,187,698)		(12,594,645)		(8,177,490)		(575,335)		(2,689,296)		(26,224,464)
Amortization of the year		(58,137)		(2,395,212)		(312,184)		(287,667)		(67,002)		(3,120,202)
Other amortization of the year (1)		—		—		—		—		(47,628)		(47,628)
Transfers and reclassifications		—		—		4,770		—		(4,770)		—
Reclassifications from other accounts		—		(1,242,761)		(79,806)		—		(83,289)		(1,405,856)
Retirements and impairment adjustments		—		(421,290)		115,214		—		1,196,395		890,319
Effect of translation		—		(62,572)		(18,660)		—		(2,150)		(83,382)
Balance at December 31, 2024		(2,245,835)		(16,716,480)		(8,468,156)		(863,002)		(1,697,740)		(29,991,213)
	Ps.	—	Ps.	4,604,123	Ps.	195,307	Ps.	4,961,363	Ps.	608,445	Ps.	10,369,238

	2023
			Licenses						Other
			and		Subscriber		Payments for		Intangible
	Trademarks		Software		Lists		Concessions		Assets		Total
Cost:
Balance at January 1, 2023	Ps.	2,227,096	Ps.	15,111,644	Ps.	8,791,701	Ps.	5,824,365	Ps.	6,252,593	Ps.	38,207,399
Additions		8,916		1,481,655		—		—		379,136		1,869,707
Transfers from property, plant and equipment		—		602,197		—		—		—		602,197
Retirements and impairment adjustments		—		(165,029)		—		—		(2,943,956)		(3,108,985)
Effect of translation		—		(40,300)		(12,052)		—		(7,553)		(59,905)
Balance at December 31, 2023		2,236,012		16,990,167		8,779,649		5,824,365		3,680,220		37,510,413
Accumulated amortization:
Balance at January 1, 2023		(2,115,570)		(10,952,399)		(7,874,480)		(287,668)		(4,957,588)		(26,187,705)
Amortization of the year		(72,128)		(1,820,411)		(315,062)		(287,667)		(52,302)		(2,547,570)
Other amortization of the year (1)		—		—		—		—		(422,065)		(422,065)
Retirements and impairment adjustments		—		139,190		—		—		2,740,671		2,879,861
Effect of translation		—		38,975		12,052		—		1,988		53,015
Balance at December 31, 2023		(2,187,698)		(12,594,645)		(8,177,490)		(575,335)		(2,689,296)		(26,224,464)
	Ps.	48,314	Ps.	4,395,522	Ps.	602,159	Ps.	5,249,030	Ps.	990,924	Ps.	11,285,949

(1)	Through January 31, 2024, other amortization of the year relates primarily to amortization of soccer player rights in the Group’s former Other Businesses segment, which is included in consolidated cost of revenues.

Amortization charges are presented in Note 21. Amortization charged to income for the years ended December 31, 2024 and 2023, was Ps.3,120,202 and Ps.2,547,570, respectively, which included Ps.9,616, corresponding to the amortization of discontinued operations in December 2023. Additional amortization charged to income for the years ended December 31, 2024 and 2023 was Ps.47,628 and Ps.422,065, primarily in connection with amortization of soccer player rights.

Derived from the annual impairment test of intangible assets with indefinite useful lives at the Sky CGU and Cable CGU in the fourth quarter of 2024 the Group recognized an impairment loss in goodwill and intangible assets with indefinite and finite useful lives in the aggregate amount of Ps.1,167,264 (see Note 22).

The main events and circumstances that led to the recognition of impairment losses was primarily a decline in sales, this decline was influenced by market conditions and competitive pressures, resulting in lower-than-expected revenue. Management revised its future projections to reflect a more cautious outlook, considering the current economic environment and potential risks.

The changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions for the years ended December 31, 2024 and 2023, were as follows:

							Foreign
	Balance as of						Currency						Balance as of
	January 1,						Translation		Impairment				December 31,
	2024		Acquisitions		Retirements		Adjustments		Adjustments		Transfers		2024
Goodwill:
Cable	Ps.	13,794,684	Ps.	—	Ps.	—	Ps.	—	Ps.	(450,000)	Ps.	—	Ps.	13,344,684
Other		110,314		—		—		—		—		—		110,314
	Ps.	13,904,998	Ps.	—	Ps.	—	Ps.	—	Ps.	(450,000)	Ps.	—	Ps.	13,454,998

Indefinite-lived trademarks:
Cable	Ps.	32,828	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	32,828
	Ps.	32,828	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	32,828

Indefinite-lived concessions:
Cable	Ps.	15,070,025	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	15,070,025
Sky		96,042		21,564		—		—		(117,606)		—		—
	Ps.	15,166,067	Ps.	21,564	Ps.	—	Ps.	—	Ps.	(117,606)	Ps.	—	Ps.	15,070,025

							Foreign
	Balance as of						Currency						Balance as of
	January 1,						Translation		Impairment				December 31,
	2023		Acquisitions		Retirements		Adjustments		Adjustments		Transfers		2023
Goodwill:
Cable	Ps.	13,794,684	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	13,794,684
Other		110,314		—		—		—		—		—		110,314
	Ps.	13,904,998	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	13,904,998

Indefinite-lived trademarks:
Cable	Ps.	32,828	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	32,828
	Ps.	32,828	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	32,828

Indefinite-lived concessions:
Cable	Ps.	15,070,025	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	15,070,025
Sky		96,042		—		—		—		—		—		96,042
	Ps.	15,166,067	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	15,166,067

The Group had previously determined that for the Cable segment it had five CGUs. During 2024 the Group determined that there was a change in the CGU composition of this segment as a result of the following: (i) in prior year new CEO and CFO were designated for the Cable segment which led to the implementation of a restructure in the segment and a redefinition of the operating strategy; (ii) intercompany mergers to align to the strategy have taken place during 2024; (iii)  measurement and monitoring of financial performance (returns and assets (infrastructure)) including the analysis of cash flow generation, as well as decision making is performed at the level of residential (MSO operations) and business operations (Enterprise Operations). This change in the organizational structure and how management monitors operations and make business decisions, resulted in the change in the CGU composition. Based on the above, the new CGUs “Residential” (MSO operations) and “Business” (Enterprise Operations) have been determined in accordance with the best judgment of management and considers the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other group of assets and for which management monitors and makes decisions about the continuity or disposing of the assets or these operations. The change resulted in reallocation of a portion of goodwill and intangible assets with indefinite useful lives across the Residential and Business CGUs. The reallocation was performed using a relative value approach.

The key assumptions used for either fair value less cost of disposal or value in use calculations of goodwill and intangible assets in 2024, were as follows (see Note 15):

	Cable and Sky
	Minimum	Maximum
Value in use calculations:
Long-term growth rate	2.0%	3.7%
Post-tax discount rate	11.0%	11.3%
Pre-tax discount rate	14.0%	14.3%
Fair value calculations:
Multiple of sales	1.7	3.7
Multiple of EBITDA (as defined)	3.8	7.9

The key assumptions used for either fair value less cost of disposal or value in use calculations of goodwill and intangible assets in 2023, were as follows (see Note 15):

	Cable
	Minimum	Maximum
Value in use calculations:
Long-term growth rate	3.7%	3.7%
Post-tax discount rate	11.4%	12.2%
Pre-tax discount rate	13.3%	16.0%
Fair value calculations:
Multiple of sales	2.0	2.8
Multiple of EBITDA (as defined)	6.1	7.4

Management has identified that a reasonable possible change in the key assumptions identified above could cause the carrying amount in 2024 to exceed the recoverable amount of one of the two CGUs with indefinite-life intangible assets tested for impairment. The change required for the carrying amount to equal the recoverable amount is a 0.02% decrease in the discount rate (equivalent to a 2 basis-point change) or a 1.7% decrease in the long-term growth rate (equivalent to a 170 basis-point change).

Management has identified that a reasonably possible change in the key assumptions identified above could cause the carrying amount in 2023 to exceed the recoverable amount of one of the five CGUs with indefinite-life intangible assets tested for impairment. The change required for the carrying amount to equal the recoverable amount is a 4.8% decrease in the multiple of EBITDA (equivalent to a 480 basis - point change) or a 2.4% decrease in the multiple of sales (equivalent to a 240 basis - point change).

As described in Note 2 (l), in 2020, the Company’s management estimated the remaining useful life of four years for acquired trademarks in specific locations of Mexico, in connection with the migration to an internally developed trademark in the Group’s Cable segment.